26. Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Revenue	R$ 17,267,812	R$ 17,377,194	R$ 16,981,329
Gross revenue	24,346,101	25,182,831	24,232,404
Revenue from services	23,279,423	23,820,343	23,065,648
Revenue from services - Mobile	21,522,135	22,145,033	21,531,779
Revenue from services - Fixed telephony	1,757,288	1,675,310	1,533,869
Sale of goods	1,066,678	1,362,488	1,166,756
Deductions from gross revenue	(7,078,289)	(7,805,637)	(7,251,075)
Taxes	(4,534,582)	(4,939,980)	(5,163,797)
Discounts granted	(2,531,920)	(2,843,670)	(2,073,892)
Returns and other	R$ (11,787)	R$ (21,987)	R$ (13,386)